EXHIBIT 99.1

John Deere Owner Trust 2013

Statement to Noteholders

$262,000,000   Class A-1  0.25000%  Asset Backed Notes due May 02, 2014

$250,000,000   Class A-2  0.41%  Asset Backed Notes due September 15, 2015

$250,000,000   Class A-3  0.60%  Asset Backed Notes due March 15, 2017

$89,426,000   Class A-4  0.77%  Asset Backed Notes due July 15, 2019

$21,832,402  Asset Backed Certificates

Payment Date:				15-Aug-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$142,146,288.49
		(ii)	A-1 Note Pool Factor:	0.5425431

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$250,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$29,893,227.60
		per $1,000 original principal amount:		$114.10

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$29,893,227.60

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$30,600.94
			per $1,000 original principal amount:	$0.12

		(ii)	Class A-2 Notes:	$85,416.67
			per $1,000 original principal amount:	$0.34

		(iii)	Class A-3 Notes:	$125,000.00
			per $1,000 original principal amount:	$0.50

		(iv)	Class A-4 Notes:	$57,381.68
			per $1,000 original principal amount:	$0.64

		(v)	Total:	$298,399.29

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$761,217,971.53
		(ii)	at end of related Collection Period:	$730,566,950.14

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$753,404,690.47
		(ii)	at end of related Collection Period:	$723,511,462.87

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$809,599,352.90
		(ii)	at end of related Collection Period:	$776,393,292.73

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$112,253,060.89
		(ii)	A-1 Note Pool Factor:	0.4284468

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$250,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$634,348.31
	per $1,000 original principal amount:			$0.72
	(a)	Amount of Servicing Fee earned:		$634,348.31
	(b)	Amount of Servicing Fee paid:		$634,348.31
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,317,803.46
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.32%

(10)	(i)	Aggregate amount of net losses for the collection period:		$(13,863.81)
	(ii)	Cumulative amount of net losses:		$50,164.44
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$332,525.06
		(ii)	% of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%